Financial instruments (Details 7) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deposits	kr 2,573	kr 12,422
Trade receivables	21,015	21,148
Accrued income	29,516	34,121
Restricted cash		32,869
Cash	278,825	74,165
Total	kr 331,929	kr 174,725